Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 147,893	¥ 73,118
Ending balance	150,395	147,893
Interest income recognized during the reporting period	147	345
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,504	2,975
Consumer borrowers | Real estate loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,235	1,095
Ending balance	1,288	1,235
Interest income recognized during the reporting period	135	260
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	100	128
Consumer borrowers | Real estate loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	4,976	1,107
Ending balance	5,579	4,976
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	99	0
Consumer borrowers | Card loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	0
Ending balance		0
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		0
Consumer borrowers | Other | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	86	96
Ending balance	0	86
Interest income recognized during the reporting period	0	1
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,373	2,574
Ending balance	2,385	2,373
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	8	4
Corporate borrowers | Non-recourse Loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,831
Ending balance	8,764	3,831
Interest income recognized during the reporting period	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0
Corporate borrowers | Non-recourse Loans | The Americas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,831	3,116
Ending balance		3,831
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		603
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	29	115
Ending balance	32	29
Interest income recognized during the reporting period	10	30
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	52,272	16,093
Ending balance	71,865	52,272
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	520	355
Ending balance	551	520
Interest income recognized during the reporting period	2	54
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	37
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	60,629	27,636
Ending balance	40,263	60,629
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,297	2,203
Loans to Equity Method Investees
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,345	1,929
Ending balance	1,344	1,345
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,597	19,002
Ending balance	18,324	20,597
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0